                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09275
                                  ---------------------------------------------

                      Gartmore Mutual Funds II, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                             94 North Broadway
                            Irvington, NY 10533
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                               Mark P. Bronzo
                    Gartmore Separate Accounts Trust, LLC
                             94 North Broadway
                            Irvington, NY 10533
-------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 914-674-5700
                                                   ----------------------------

Date of fiscal year end: June 30, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

GARTMORE FOCUS FUND


ANNUAL REPORT
JUNE 30, 2003

Dear Shareholders:

    We have seen a much healthier market environment during the first half of 2003, a welcomed change from the past few years. Historic low interest rates are driving investors back to the high yield and equity markets as they search for higher returns. The S&P 500 finished the first half of the year up +11.83%, a significant change from a year ago when the S&P 500 was down -14% at mid-year. The S&P 500 has actually posted a very small gain for the past twelve months of + .25%. The Gartmore Focus Fund has been a beneficiary of this market environment as we overweighted business sectors that perform well in an improving market and economic environment. We had added higher beta or more volatile stocks, which typically appreciate faster than the indices in a favorable market. I am pleased to report that for the first six months of 2003, our fund is up +14.32%. Although we trail the S&P 500 over the past twelve months with a -5.45%, the improving markets have continued to help our relative performance vs. the markets as our six months results for 2003 display.

    We continue to be optimistic concerning the markets for several reasons. First, earnings fundamentals have already begun to improve. If we look at revenue and earnings growth (year over year) for the last four quarters ending 1st Q'03, both have been improving. Revenues have grown +2%, +4.4%, +6.5% and +9.8%, while earnings have grown +1.5%, +6.8%, +9.7% and +14.7% consecutively.

    Secondly, interest rates are at very low levels and are significantly lower than even a year ago. The 10-year Treasury rate is currently trading around 3.5%, almost 130 basis points lower than last year's level of 4.78%. This is allowing individuals and companies to refinance their debt and lower their debt servicing burdens. The Federal Reserve is determined to improve GDP growth and avoid the possibility of deflation. We believe the Fed will allow GDP growth to exceed targeted growth levels of around 3% for a prolonged period before it considers raising rates. It has been difficult for companies to increase spending when their stock prices were lower, but improving markets have helped business confidence to improve and we believe will lead to business spending growing again.

    Finally, the market's valuation is compelling. S&P 500 projected operating earnings are $53/share for 2003 and $59/share for 2004. Many portfolio managers and economists look at the inverse of the 10-year Treasury yield to determine a "fair value" P/E ratio for the market. As interest rates on treasuries are at historic lows, we are looking at single "A" corporate yields in an effort to be a bit more conservative. Single "A" paper is currently trading at 70-75 basis points higher than the 10-year Treasury. Because we expect economic activity to pickup in the second half of the year we assume 10-year Treasury rates will climb from 3.50% to 4.0% by year-end. 4.0% + .75 basis points = 4.75%. 1/4.75%
21 P/E or a range of 19-21 P/E (10% range). 19 x $59/share = 1121 fair value on the S&P 500 by year-end or +15% upside from current levels. There is, of course, no guarantee that the markets will trade to these levels but with low rates and improving earnings we believe money will continue to flow back into an undervalued equity market.

    Our investment company has also experienced some positive changes over the past few months as our previous parent company, Groupama, a large French mutual insurance company, sold the Fund's adviser to Gartmore Global Investments. Gartmore is 90% owned by Nationwide Insurance and is a premier mutual fund complex. We expect the Fund to benefit greatly from the additional resources available through this new operational structure with Gartmore through reduced expenses and greater distribution. Gartmore will also enhance our research and trading efforts which should help us in our continued efforts to provide you with the best performance possible.

    We believe that the worst of this difficult investment environment is behind us and we are optimistic that the U.S. markets will continue to improve this year. Thank you always for your patience, support and trust.

Sincerely,

    /s/ Mark P. Bronzo

Mark P. Bronzo, Chairman, President and CEO                        July 15, 2003

SECTOR DIVERSIFICATION AS OF JUNE 30, 2003

  Technology                             22.12%
  Healthcare                             19.08%
  Consumer Discretionary                 17.34%
  Financial Services                     15.65%
  Other                                  11.37%
  Producer Durables                       6.25%
  Telecommunications                      5.50%
  Auto & Transportation                   2.69%

TOP TEN HOLDINGS AS OF JUNE 30, 2003

  Microsoft Corp.                         5.10%
  Tyco International Ltd.                 5.01%
  Merrill Lynch & Co., Inc.               4.72%
  Hewlett-Packard Co.                     4.44%
  Pfizer, Inc.                            4.42%
  Boston Scientific Corp.                 4.40%
  Viacom, Inc. Class B                    4.33%
  Morgan Stanley                          4.12%
  Cisco Systems, Inc.                     3.97%
  Bank of America Corp.                   3.64%

  COMPARISON OF A $10,000 INVESTMENT IN THE GARTMORE FOCUS FUND VS. THE S&P 500
           INDEX FROM INCEPTION (JULY 27, 1999) THROUGH JUNE 30, 2003

[CHART]

                          GARTMORE FOCUS FUND CLASS A      S&P 500
7/27/99                            $ 9,425                 $10,000
12/31/99                           $11,744                 $10,959
6/30/00                            $12,168                 $10,916
12/31/00                           $ 9,670                 $ 9,947
6/30/01                            $ 7,484                 $ 9,274
12/31/01                           $ 6,315                 $ 8,747
6/30/02                            $ 5,014                 $ 7,597
12/31/02                           $ 4,147                 $ 6,817
6/30/03                            $ 4,740                 $ 7,607

       AVERAGE ANNUAL TOTAL RETURN FOR CLASS A, CLASS B AND CLASS C SHARES

                                             1 YEAR     INCEPTION TO 6/30/03
                                             -------    --------------------
  Gartmore Focus Fund--Class A               (10.82)%          (17.30)%
  Gartmore Focus Fund--Class B               (10.20)%          (16.56)%
  Gartmore Focus Fund--Class C                (6.64)%          (16.30)%
  S&P 500 Index                                0.12%            (6.72)%

All performance numbers shown above are load adjusted. The returns do not reflect taxes a shareholder would pay on fund distributions or the redemption of fund shares. Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B and C redemptions are charged a deferred sales load of up to 5.00% and 1.00%, respectively, on the lower of the original purchase amount or redemption proceeds. All returns include reinvested dividends. The Standard & Poor's 500 Stock Index is an unmanaged index and, unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or other expenses.

Investment return and principal value of mutual funds will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost. Past Performance is Not Predictive of Future Results.

                               GARTMORE FOCUS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS

                                  JUNE 30, 2003

                                                               SHARES        VALUE
                                                             ---------   ------------
COMMON STOCK - 98.7%

AIR TRANSPORTATION - 2.7%
   FedEx Corp.                                                  20,548   $  1,274,592
                                                                         ------------
BANKS - 6.6%
   Bank of America Corp.                                        22,179      1,752,806
   FleetBoston Financial Corp.                                  48,104      1,429,170
                                                                         ------------
                                                                            3,181,976
                                                                         ------------
COMMUNICATIONS TECHNOLOGY - 9.4%
   Cisco Systems, Inc. **                                      114,600      1,912,674
   Nokia Oyj ADR                                                82,653      1,357,989
   QUALCOMM, Inc.                                               35,197      1,258,293
                                                                         ------------
                                                                            4,528,956
                                                                         ------------
COMPUTER SERVICES SOFTWARE AND SYSTEMS - 5.1%
   Microsoft Corp.                                              95,924      2,456,614
                                                                         ------------
COMPUTER TECHNOLOGY - 7.2%
   Dell Computer Corp. **                                       42,070      1,344,557
   Hewlett-Packard Co.                                         100,415      2,138,840
                                                                         ------------
                                                                            3,483,397
                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES - 8.9%
   Merrill Lynch & Co., Inc.                                    48,696      2,273,129
   Morgan Stanley                                               46,396      1,983,429
                                                                         ------------
                                                                            4,256,558
                                                                         ------------
DRUGS AND PHARMACEUTICALS - 14.4%
   Cardinal Health, Inc.                                        26,516      1,704,979
   Gilead Sciences, Inc. **                                     26,778      1,488,321
   Pfizer, Inc.                                                 62,305      2,127,716
   Teva Pharmaceutical Industries ADR                           28,646      1,630,817
                                                                         ------------
                                                                            6,951,833
                                                                         ------------
ELECTRONICS, SEMICONDUCTORS, AND COMPONENTS - 5.5%
   Analog Devices, Inc. **                                      40,137      1,397,570
   Texas Instruments, Inc.                                      71,926      1,265,898
                                                                         ------------
                                                                            2,663,468
                                                                         ------------
ENTERTAINMENT - 4.3%
   Viacom, Inc. Class B **                                      47,758      2,085,114
                                                                         ------------
MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES - 4.4%
   Boston Scientific Corp. **                                   34,688      2,119,437
                                                                         ------------
MULTI-SECTOR COMPANIES - 11.2%
   3M Co.                                                       12,040      1,552,919
   Honeywell International, Inc.                                53,641      1,440,261
   Tyco International Ltd.                                     126,993      2,410,327
                                                                         ------------
                                                                            5,403,507
                                                                         ------------

                                                               SHARES        VALUE
                                                             ---------   ------------
PRODUCTION TECHNOLOGY EQUIPMENT - 6.2%
   Applied Materials, Inc. **                                   85,447   $  1,355,189
   KLA-Tencor Corp. **                                          34,767      1,616,318
                                                                         ------------
                                                                            2,971,507
                                                                         ------------
RADIO AND TV BROADCASTING - 3.6%
   InterActiveCorp **                                           43,660      1,727,626
                                                                         ------------
RETAIL - 9.2%
   Bed Bath & Beyond, Inc. **                                   32,136      1,247,198
   Best Buy Co., Inc. **                                        39,796      1,747,840
   Lowe's Cos., Inc.                                            33,430      1,435,819
                                                                         ------------
                                                                            4,430,857
                                                                         ------------
TOTAL COMMON STOCKS (COST $47,790,050)                                     47,535,442
                                                                         ------------

TEMPORARY INVESTMENTS - 2.5%
   BlackRock Provident Institutional TempCash Portfolio
    (Cost $1,191,317)                                        1,191,317      1,191,317
                                                                         ------------

TOTAL INVESTMENTS - 101.2%
   (COST $48,981,367*)                                                     48,726,759
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%                               (592,183)
                                                                         ------------
NET ASSETS - 100%                                                        $ 48,134,576
                                                                         ============

----------
* Aggregate cost for federal income tax purposes was $49,112,785. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

               Gross Appreciation                       $  4,167,214
               Gross Depreciation                         (4,553,240)
                                                        ------------
               Net depreciation                         $   (386,026)
                                                        ============

** Non-income producing securities

                       See Notes to Financial Statements.

                               GARTMORE FOCUS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2003

ASSETS:
  Investments, at value (Cost $48,981,367)                          $    48,726,759
  Receivables:
    Dividends                                                                28,280
    Interest                                                                  1,005
    Fund shares sold                                                            313
  Prepaid expense                                                             1,284
                                                                    ---------------
        TOTAL ASSETS                                                     48,757,641
                                                                    ---------------

LIABILITIES:
  Payables:
    Investment securities purchased                                         480,158
    Fund shares repurchased                                                     531
    Due to affiliates                                                        44,421
  Accrued expenses                                                           97,955
                                                                    ---------------
        TOTAL LIABILITIES                                                   623,065
                                                                    ---------------

  NET ASSETS APPLICABLE TO ALL SHARES OUTSTANDING
        $.001 PAR VALUE STOCK, (300,000,000 SHARES AUTHORIZED)      $    48,134,576
                                                                    ===============

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2003
  Paid-in capital                                                   $   124,204,362
  Accumulated net investment deficit                                        (34,091)
  Accumulated net realized loss                                         (75,781,087)
  Unrealized depreciation on investments                                   (254,608)
                                                                    ---------------
                                                                    $    48,134,576
                                                                    ===============

  Class A Net Assets                                                $    18,004,854
                                                                    ===============
  Class A Shares Outstanding                                              3,582,027
                                                                    ===============
  NET ASSET VALUE AND REDEMPTION PRICE--CLASS A SHARES              $          5.03
                                                                    ===============
  OFFERING PRICE $5.03/(1-5.75%)--CLASS A SHARES                    $          5.34
                                                                    ===============

  Class B Net Assets                                                $    15,449,018
                                                                    ===============
  Class B Shares Outstanding                                              3,082,097
                                                                    ===============
  NET ASSET VALUE AND OFFERING PRICE--CLASS B SHARES                $          5.01
                                                                    ===============
  REDEMPTION PRICE--CLASS B SHARES                                                *
                                                                    ===============

  Class C Net Assets                                                $    14,680,704
                                                                    ===============
  Class C Shares Outstanding                                              2,951,383
                                                                    ===============
  NET ASSET VALUE AND OFFERING PRICE--CLASS C SHARES                $          4.97
                                                                    ===============
  REDEMPTION PRICE--CLASS C SHARES                                                *
                                                                    ===============

----------
*  Varies based on length of time shares are held (Note I).

                       See Notes to Financial Statements.

                               GARTMORE FOCUS FUND

                             STATEMENT OF OPERATIONS

                            YEAR ENDED JUNE 30, 2003

INVESTMENT INCOME:
   Income:
      Dividends                                                     $       422,996
      Interest                                                                8,740
      Foreign taxes witheld                                                  (5,411)
                                                                    ---------------
         Total income                                                       426,325
                                                                    ---------------
   Expenses:
      Investment advisory fee                                               255,045
      Service organization fee Class A                                       45,191
      Service organization fee Class B                                       35,339
      Service organization fee Class C                                       35,399
      Distribution fee Class B                                              106,019
      Distribution fee Class C                                              106,198
      Accounting/Administration fee                                         189,000
      Directors' fees                                                        62,500
      Legal fee                                                              43,162
      Transfer agent fee Class A                                             33,300
      Transfer agent fee Class B                                             27,349
      Transfer agent fee Class C                                             31,999
      Printing fee                                                           30,500
      Registration fees                                                      27,500
      Audit fee                                                              25,000
      Insurance fee                                                          22,067
      Custodian fee                                                          18,000
      Miscellaneous                                                           7,305
                                                                    ---------------
      Total expenses                                                      1,100,873
         Fee waivers and reimbursements                                    (256,690)
                                                                    ---------------
   Net expenses                                                             844,183
                                                                    ---------------
      Net investment deficit                                               (417,858)
                                                                    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from security transactions                          (9,261,891)
   Change in unrealized appreciation (depreciation) on investments        5,909,205
                                                                    ---------------
      Net loss on investments                                            (3,352,686)
                                                                    ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $    (3,770,544)
                                                                    ===============

                       See Notes to Financial Statements.

                               GARTMORE FOCUS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                    JUNE 30, 2003     JUNE 30, 2002
                                                                   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment deficit                                         $     (417,858)   $     (623,278)
    Net realized and unrealized loss on investments                    (3,352,686)      (31,856,006)
                                                                   --------------    --------------
         Net decrease in net assets resulting
            from operations                                            (3,770,544)      (32,479,284)
                                                                   --------------    --------------
  From Capital Share Transactions:
    Proceeds from shares sold
      Class A                                                           1,210,902         8,802,908
      Class B                                                              40,354            54,978
      Class C                                                              17,995         3,444,058
    Cost of shares redeemed
      Class A                                                          (4,680,268)      (19,398,614)
      Class B                                                            (163,958)         (302,061)
      Class C                                                          (2,117,161)       (8,762,762)
                                                                   --------------    --------------
         Net decrease from capital share transactions **               (5,692,136)      (16,161,493)
                                                                   --------------    --------------
  Total decrease in net assets                                         (9,462,680)      (48,640,777)
                                                                   --------------    --------------

NET ASSETS:
  Beginning of period                                                  57,597,256       106,238,033
                                                                   --------------    --------------
  End of period (including accumulated net investment deficit of
    ($34,091) and ($65,834), respectively)                         $   48,134,576    $   57,597,256
                                                                   ==============    ==============


** Capital share transactions (shares) are as follows:

                                                                       SHARES            SHARES
                                                                   --------------    --------------
     Class A  Shares purchased                                            260,888         1,264,513
              Shares redeemed                                          (1,036,975)       (2,915,865)
                                                                   --------------    --------------
                 Net decrease                                            (776,087)       (1,651,352)
                                                                   ==============    ==============
     Class B  Shares purchased                                              9,347             8,597
              Shares redeemed                                             (35,490)          (48,420)
                                                                   --------------    --------------
                 Net decrease                                             (26,143)          (39,823)
                                                                   ==============    ==============
     Class C  Shares purchased                                              3,925           438,465
              Shares redeemed                                            (459,288)       (1,289,898)
                                                                   --------------    --------------
                 Net decrease                                            (455,363)         (851,433)
                                                                   ==============    ==============

                       See Notes to Financial Statements.

                               GARTMORE FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         CLASS A
                                                --------------------------------------------------------
                                                                                                FOR THE
                                                                                                PERIOD
                                                  YEAR           YEAR             YEAR          7/27/99*
                                                  ENDED          ENDED            ENDED         THROUGH
                                                 6/30/03        6/30/02          6/30/01        6/30/00
                                                ---------      ---------        ---------      ---------
Net asset value, beginning of period            $    5.32      $    7.94        $   12.91      $   10.00
                                                ---------      ---------        ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment (deficit)                          (0.04)         (0.04)(3)        (0.07)         (0.06)
  Net gain (loss) on securities
     (both realized and unrealized)                 (0.25)         (2.58)           (4.90)          2.97
                                                ---------      ---------        ---------      ---------
     TOTAL FROM INVESTMENT
       OPERATIONS                                   (0.29)         (2.62)           (4.97)          2.91
                                                ---------      ---------        ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               0.00           0.00             0.00           0.00
  Distributions from capital gains                   0.00           0.00             0.00           0.00
                                                ---------      ---------        ---------      ---------
     TOTAL DISTRIBUTIONS                             0.00           0.00             0.00           0.00
                                                ---------      ---------        ---------      ---------
Net asset value, end of period                  $    5.03      $    5.32        $    7.94      $   12.91
                                                =========      =========        =========      =========
Total Return (1)                                    (5.45)%       (33.00)%         (38.50)%        29.10%***
                                                =========      =========        =========      =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)          $  18,005      $  23,172        $  47,709      $  63,397
  Ratio of gross expenses (before waivers)
     to average net assets (2)                       1.90%          1.46%            1.25%          1.56%**
  Ratio of waivers to average net assets (2)        (0.12)%        (0.10)%          (0.12)%        (0.22)%**
  Ratio of net expenses (after waivers)
     to average net assets (2)                       1.78%          1.36%            1.13%          1.34%**
  Ratio of net investment deficit to
     average net assets (2)                         (0.86)%        (0.66)%          (0.65)%        (0.89)%**
  Portfolio Turnover                                69.79%         76.90%           91.13%         54.26%

----------
*   Commencement of investment operations
**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3) Computed using average shares outstanding.

                       See Notes to Financial Statements.

                               GARTMORE FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         CLASS B
                                                --------------------------------------------------------
                                                                                                FOR THE
                                                                                                PERIOD
                                                  YEAR           YEAR             YEAR          7/27/99*
                                                  ENDED          ENDED            ENDED         THROUGH
                                                 6/30/03        6/30/02          6/30/01        6/30/00
                                                ---------      ---------        ---------      ---------
Net asset value, beginning of period            $    5.30      $    7.92        $   12.90      $   10.00
                                                ---------      ---------        ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment (deficit)                          (0.04)         (0.05)(3)        (0.08)         (0.11)
  Net gain (loss) on securities
     (both realized and unrealized)                 (0.25)         (2.57)           (4.90)          3.01
                                                ---------      ---------        ---------      ---------
     TOTAL FROM INVESTMENT
       OPERATIONS                                   (0.29)         (2.62)           (4.98)          2.90
                                                ---------      ---------        ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               0.00           0.00             0.00           0.00
  Distributions from capital gains                   0.00           0.00             0.00           0.00
                                                ---------      ---------        ---------      ---------
     TOTAL DISTRIBUTIONS                             0.00           0.00             0.00           0.00
                                                ---------      ---------        ---------      ---------
Net asset value, end of period                  $    5.01      $    5.30        $    7.92      $   12.90
                                                =========      =========        =========      =========
Total Return (1)                                    (5.47)%       (33.08)%         (38.60)%        29.00%***
                                                =========      =========        =========      =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)          $  15,449      $  16,485        $  24,938      $  39,934
  Ratio of gross expenses (before waivers)
     to average net assets (2)                       2.66%          2.26%            2.03%          2.45%**
  Ratio of waivers to average net assets (2)        (0.87)%        (0.83)%          (0.80)%        (0.90)%**
  Ratio of net expenses (after waivers)
     to average net assets (2)                       1.79%          1.43%            1.23%          1.55%**
  Ratio of net investment deficit to
     average net assets (2)                         (0.87)%        (0.73)%          (0.76)%        (1.04)%**
  Portfolio Turnover                                69.79%         76.90%           91.13%         54.26%

----------
*   Commencement of investment operations
**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3) Computed using average shares outstanding.

                       See Notes to Financial Statements.

                               GARTMORE FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                         CLASS C
                                                --------------------------------------------------------
                                                                                                FOR THE
                                                                                                PERIOD
                                                  YEAR           YEAR             YEAR          7/27/99*
                                                  ENDED          ENDED            ENDED         THROUGH
                                                 6/30/03        6/30/02          6/30/01        6/30/00
                                                ---------      ---------        ---------      ---------
Net asset value, beginning of period            $    5.27      $    7.89        $   12.88      $   10.00
                                                ---------      ---------        ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment (deficit)                          (0.06)         (0.07)(3)        (0.10)         (0.10)
  Net gain (loss) on securities
     (both realized and unrealized)                 (0.24)         (2.55)           (4.89)          2.98
                                                ---------      ---------        ---------      ---------
     TOTAL FROM INVESTMENT
       OPERATIONS                                   (0.30)         (2.62)           (4.99)          2.88
                                                ---------      ---------        ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment income               0.00           0.00             0.00           0.00
  Distributions from capital gains                   0.00           0.00             0.00           0.00
                                                ---------      ---------        ---------      ---------
     TOTAL DISTRIBUTIONS                             0.00           0.00             0.00           0.00
                                                ---------      ---------        ---------      ---------
Net asset value, end of period                  $    4.97      $    5.27        $    7.89      $   12.88
                                                =========      =========        =========      =========
Total Return (1)                                    (5.69)%       (33.21)%         (38.74)%        28.80%***
                                                =========      =========        =========      =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)            $  14,681      $  17,940        $  33,591      $  46,298
  Ratio of gross expenses (before waivers)
     to average net assets (2)                       2.69%          2.27%            2.04%          2.45%**
  Ratio of waivers to average net assets (2)        (0.79)%        (0.54)%          (0.51)%        (0.80)%**
  Ratio of net expenses (after waivers)
     to average net assets (2)                       1.90%          1.73%            1.53%          1.65%**
  Ratio of net investment deficit to
     average net assets (2)                         (0.98)%        (1.04)%          (1.06)%        (1.16)%**
  Portfolio Turnover                                69.79%         76.90%           91.13%         54.26%

----------
*   Commencement of investment operations
**  Annualized
*** Not Annualized
(1) Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution and class specific related expenses.
(3) Computed using average shares outstanding.

                       See Notes to Financial Statements.

                         GARTMORE MUTUAL FUNDS II, INC.

                               GARTMORE FOCUS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2003

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    Gartmore Mutual Funds II, Inc. (formerly known as GAMNA Series Funds, Inc., the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, Gartmore Focus Fund (formerly known as GAMNA Focus Fund, the "Fund") which commenced investment operations on July 27, 1999. The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C. The following is a summary of significant accounting policies:

    SECURITY VALUATION--Portfolio securities which are traded on a national securities exchange or included in the NASDAQ National Market System, are valued at the official closing price (typically last sale), or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ because of class-specific expenses.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ among classes due to differences in other class specific expenses.

    FEDERAL INCOME TAXES--The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.  TRANSACTIONS WITH AFFILIATES

    On May 12, 2003, Gartmore Global Investments ("Gartmore") acquired Groupama Asset Management N.A. ("Groupama"), the investment adviser of the GAMNA Focus Fund (the "Fund"). Immediately following the acquisition, Gartmore Separate Accounts LLC ("GSA"), a newly registered investment adviser, assumed the investment advisory and operational responsibilities of Groupama and employed substantially all of Groupama's personnel, including the Fund's portfolio manager. Concurrent with the closing of the acquisition, GAMNA Series Funds, Inc. was renamed Gartmore Mutual Funds II, Inc. and GAMNA Focus Fund was renamed Gartmore Focus Fund.

    The closing of the acquisition resulted in an assignment and, therefore a termination, of the Fund's existing Investment Advisory Agreement under the 1940 Act. In anticipation of the closing, the Board of Directors approved an Interim Advisory Agreement with GSA (the "Interim Agreement") which went into effect on May 12, 2003.

    At a meeting on May 29, 2003, the Board of Directors, including the non-interested members of the Board, approved (i) a new investment advisory agreement (the "New Advisory Agreement") between Gartmore Mutual Fund Capital Trust, an affiliate of Gartmore ("GMFCT"), and the Company and (ii) a new subadvisory agreement

(the "Subadvisory Agreement," and together with the New Advisory Agreement, the "New Agreements") between the Company, GMFCT and GSA, and recommended that the New Agreements be submitted to stockholders for their approval. The Interim Agreement will terminate upon the earlier of (i) stockholder approval of the New Agreements or (ii) 150 days after the date of the Interim Agreement.

    Pursuant to the Interim Agreement, GSA is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate based on the Fund's average daily net assets, of 0.55% on the first $1 billion and 0.50% on assets over $1 billion. The Interim Agreement provides that any advisory fees earned by GSA shall be held in an interest-bearing escrow account and be paid upon approval of the New Agreements by stockholders. If the stockholders do not approve the New Agreements, GSA will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing its duties under the Interim Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount in the escrow account (plus interest earned). Under the terms of an expense limitation agreement with Groupama, a limit of 1.90% was set on the operating expenses for each class of the Fund through July 21, 2003. For the period ended June 30, 2003, Groupama reimbursed the Fund in the amount of $15,412 for class specific expenses.

    GSA and the Company also entered into an interim expense limitation agreement, which is substantially identical to the previous expense limitation agreement between the Company and Groupama. At a meeting on May 29, 2003, the Board of Directors also approved a substantially identical expense limitation agreement between the Company, GMFCT and GSA to take effect if the stockholders approve the New Agreements.

    Certain officers and directors of GSA are officers and/or directors of the Company. No such officers received compensation from the Company. For the period ended June 30, 2003, five directors who are not affiliated with the Adviser received total compensation of $62,500 from the Fund.

    At June 30, 2003, the adviser and its affiliates held 177,708 shares of the Fund with an aggregate value of $893,070.

C.  ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

    PFPC Inc. ("PFPC"), serves as the Fund's administrator and accounting services agent. In compensation for its services, PFPC receives a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets.

    PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to such shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, Class B and Class C shares also pay a service fee of 0.25% of average daily net assets of such Fund attributable to each Class. For the year ended June 30, 2003, the Distributor waived $241,278 of distribution and service fees.

    PFPC Trust Company (the "Custodian") serves as custodian of the assets of the Fund. As compensation for its services, the Custodian receives a fee based on the Fund's average daily gross assets, subject to certain minimums.

    PFPC also serves as the transfer agent and dividend-disbursing agent for the Fund. As such, PFPC receives a minimum monthly fee for each class, transaction charges and out-of-pocket expenses.

    At the meeting on May 29, 2003, the Board of Directors also approved changing the Fund's distributor, transfer agent and administrator to Gartmore Distribution Services, Inc., Gartmore SA Capital Trust and Gartmore Investors Services, Inc., respectively, which are each affiliates of Gartmore. Gartmore anticipates that it will sub-contract certain of these services to BISYS Fund Services Ohio, Inc. The Board of Directors also approved changing the Fund's custodian to JPMorgan Chase Bank. It is anticipated that these changes will take effect during the third quarter 2003.

D.  INVESTMENT TRANSACTIONS

    For the year ended June 30, 2003, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $32,197,407 and $38,166,264, respectively. There were no purchases or sales of long-term U.S. Government Securities.

E.  CONCENTRATION OF RISK

    The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable fund that is not heavily weighted in any industry or sector.

F.  OTHER

    As of June 30, 2003, the Company had six shareholders who are part of an affiliated group that hold 76% of total shares outstanding. None of the shareholders are affiliated with Gartmore. A description of the Company's affiliated holdings is presented in Note B.

G.    RECLASSIFICATION OF CAPITAL ACCOUNTS

    In accordance with Generally Accepted Accounting Principles, $449,601 was reclassified from accumulated net investment deficit to paid-in capital. The principal component of this reclassification is a net operating loss which will not provide any future tax benefit to the Fund.

H.  FEDERAL INCOME TAX INFORMATION

    The Fund maintained a net capital loss of $70,602,018 at June 30, 2003. At June 30, 2003, the Fund had capital loss carryovers of $774,000, $9,460,235, $30,217,457, and $30,150,326 expiring in 2008, 2009, 2010, and 2011 respectively. These may be used to offset future capital gains. In addition, the Fund deferred the recognition of $5,047,650 net realized securities losses incurred during its fiscal year ended June 30, 2003. Such losses may be used to offset fiscal year 2003 net realized securities gains or, if unused, may be carried forward until June 30, 2012 to offset future net realized securities gains.

    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Portfolio Investments) consist of undistributed ordinary income of $0 and undistributed long-term capital gains of $0.

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

I.  SHAREHOLDER FEES

    Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B redemptions are charged a maximum deferred sales load of 5% during the first year; thereafter it decreases 1% annually to 0% after the sixth year. Class C redemptions are charged a deferred sales load of 1% if redeemed within one year of purchase. The deferred sales load is charged on the lower of the original purchase amount or redemption proceeds.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Gartmore Mutual Funds II, Inc.:

We have audited the accompanying statement of assets and liabilities of Gartmore Focus Fund, formerly GAMNA Focus Fund, (the "Fund") of Gartmore Mutual Funds II, Inc., formerly GAMNA Series Funds, Inc., including the schedule of portfolio investments, as of June 30, 2003 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended June 30, 2003 and the financial highlights for each of the years in the three-year period ended June 30, 2003, and for the period from July 27, 1999 (commencement of operations) through June 30,2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from July 27, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, Pennsylvania
August 1, 2003

                                 FUND MANAGEMENT

    The business and affairs of the Company are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (888) 287- 4093.

                                                                                            NUMBER OF PORTFOLIOS         OTHER
                              TERM OF OFFICE AND                                               IN FUND COMPLEX       TRUSTEESHIPS/
NAME, (AGE), ADDRESS AND        LENGTH OF TIME            PRINCIPAL OCCUPATION(S)           OVERSEEN BY DIRECTOR     DIRECTORSHIPS
POSITION(S) WITH FUND              SERVED(1)                DURING PAST 5 YEARS             (INCLUDING THE FUND)   HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS

Robert T. Adams (49)          Since 1999           Attorney, Wilson, Elser, Moskowitz,               1                  None.
150 E. 42nd Street                                 Edelman & Dicker, 1986-present.
New York, NY 10017-5639
Director, Member of Audit
Committee

Vincent Benefico (42)         Since 1999           Vice President, Reuters Financial                 1                  None.
The Reuters Building                               ("Reuters"), a vendor of financial
3 Times Square                                     news and information, 2000-present;
22nd Floor                                         Director, Fixed Income Product
New York, NY 10036                                 Management, Reuters, 1999-2000;
Director, Member of Audit                          Product Support Manager, Reuters,
Committee                                          1997-1999.

James S. Carluccio (49)       Since 1999           Pilgrim Advisors, Inc., Managing                  1                  None.
70 Wearimus Road                                   Director, 1999-present;
Ho-Ho-Kus, NJ 07423                                Independent consultant, 1999;
Director, Member of Audit                          Executive Vice President, Technology
Committee                                          Solutions Company, 1992-1999.

Edward Fogarty, Jr. (44)      Since 1999           Attorney, White & McSpedon,P.C.,                  1                  None.
875 Avenue of the Americas                         1999-present; Attorney,
New York, NY 10001                                 Fogarty & Fogarty PC, 1984-1999.
Director, Member of Audit
Committee

Jonathan M. Rather (43)       Since 1999           General Partner and Chief Financial               1                  None.
320 Park Avenue, 25th Floor                        Officer of Welsh, Carson, Anderson &
New York, NY 10022                                 Stowe, a private equity investment
Director, Member of Audit                          firm in health care, communications,
Committee                                          and information services,
                                                   1999-present; Chief Operating Officer
                                                   and Chief Financial Officer of Goelet
                                                   Corporation, an investment
                                                   management company, 1985-1999

                                                       INTERESTED DIRECTORS(2)

Mark P. Bronzo (42)           Since 1999           Managing Director and Member of                   1                  None.
94 North Broadway                                  the Board of Managers of Gartmore
Irvington, NY 10533                                Separate Accounts LLC,
Chairman, President                                1/2003-present; Senior Vice President
& Chief Executive Officer                          (1998-2003), Vice President
                                                   (1995-1998), Managing Director and
                                                   Board Member (1998-2003) of
                                                   GAMNA (formerly Sorema Asset
                                                   Management Company).

                                                                                            NUMBER OF PORTFOLIOS         OTHER
                              TERM OF OFFICE AND                                               IN FUND COMPLEX       TRUSTEESHIPS/
NAME, (AGE), ADDRESS AND        LENGTH OF TIME            PRINCIPAL OCCUPATION(S)           OVERSEEN BY DIRECTOR     DIRECTORSHIPS
POSITION(S) WITH FUND              SERVED(1)                DURING PAST 5 YEARS             (INCLUDING THE FUND)   HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS

Daniel W. Portanova (42)      Since 1999           Managing Director and Member of                   1                  None.
94 North Broadway                                  the Board of Managers of Gartmore
Irvington, NY 10533                                Separate Accounts LLC,
Senior Vice President,                             1/2003-present; Senior Vice President,
Treasurer and Chief                                Managing Director and Board
Operating Officer                                  Member of GAMNA 1998-2003; Vice
                                                   President and Managing Director of
                                                   GAMNA, 1995-1998.

Joseph C. O'Connor (43)       Since 2000           Managing Director and Member of                   1                  None.
94 North Broadway                                  the Board of Managers of Gartmore
Irvington, New York 10533                          Separate Accounts LLC,
Senior Vice President and                          1/2003-present; Senior Vice President,
Managing Director                                  Managing Director and Board
                                                   Member of GAMNA, 2000-2003;
                                                   Managing Director, Corporate Bond
                                                   Department of Donaldson Lufkin &
                                                   Jenrette Securities, 1989-2000.

Iona K. Watter (50)           Since 1999           Second Vice President (1999-2003),               N/A                 N/A
94 North Broadway                                  Corporate Secretary and
Irvington, NY 10533                                Compliance Officer
Secretary                                          GAMNA, 1995-2003.

(1) Each Director and officer serves for an indefinite term, until his/her succcessor is elected.
(2) Mr. Bronzo, also serves as a Director for Gartmore Separate Accounts LLC, the Fund's interim adviser and proposed subadviser, and is deemed to be an "interested person" of the Fund as the term is defined in the Investment Company Act of 1940, as amended, as a result of his position with Gartmore Separate Accounts LLC.

                                 PRIVACY POLICY

      Gartmore Mutual Funds II, Inc. respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us or with the Gartmore Focus Fund's distributor, PFPC Distributors, Inc. In the normal course of serving clients, information we collect may be shared with companies that perform various services, such as the Gartmore Focus Fund's transfer agent, custodian, administrator and distributor. These organizations that receive information about you will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. We do not disclose any information about you or any of our former customers to anyone, except to the Fund's distributor and service providers. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

DIRECTORS & OFFICERS

  Mark P. Bronzo
  CHAIRMAN, PRESIDENT & CHIEF EXECUTIVE OFFICER

  Robert T. Adams
  DIRECTOR

  Vincent Benefico
  DIRECTOR

  James S. Carluccio
  DIRECTOR

  Edward Fogarty, Jr.
  DIRECTOR

  Daniel W. Portanova
  SENIOR VICE PRESIDENT, TREASURER AND
  CHIEF OPERATING OFFICER

  Jonathan M. Rather
  DIRECTOR

  Joseph C. O'Connor
  SENIOR VICE PRESIDENT AND
  MANAGING DIRECTOR

  Iona K. Watter
  SECRETARY

  INVESTMENT ADVISER
  Gartmore Separate Accounts LLC
  94 North Broadway
  Irvington, New York 10533

  DISTRIBUTOR
  PFPC Distributors, Inc.
  760 Moore Road
  King of Prussia, PA 19406

  ADMINISTRATOR
  PFPC Inc.
  301 Bellevue Parkway
  Wilmington, DE 19809-3710

  TRANSFER AGENT
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809-3710

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GARTMORE MUTUAL FUNDS II, INC.
            ------------------------------------------------------------------

By (Signature and Title)* /s/ Mark P. Bronzo
                         -----------------------------------------------------
                         Mark P. Bronzo, Chairman, President & Chief Executive Officer
                         (principal executive officer)

Date                      8/21/03
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark P. Bronzo
                         ------------------------------------------------------
                         Mark P. Bronzo, Chairman, President & Chief Executive Officer
                         (principal executive officer)

Date                     8/21/03
    ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Daniel W. Portanova
                         ------------------------------------------------------

                         Daniel W. Portanova, Senior Vice President, Treasurer, and Chief Operating Officer
                         (principal financial officer)

Date                     8/21/03
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.